UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Address of principal executive offices)          (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: MUNDOVAL FUND
Custodian Name: U.S. BANK

ABB LTD

Ticker:	ABB	Meeting Date:	4/25/2013
CUSIP	000375204

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
2.1. APPROVAL OF ANNUAL REPORT AND FINANCIAL STATEMENTS FOR 2012				FOR	FOR	WITH	ISSUER

2.2. CONSULTATIVE VOTE ON THE 2012 REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3. DISCHARGE OF THE BOARD OF DIRECTORS AND THE PERSONS ENTRUSTED WITH MANAGEMENT				FOR	FOR	WITH	ISSUER

4. APPROPRIATION OF AVAILABLE EARNINGS AND DISTRIBUTION OF CAPITAL				FOR	FOR	WITH	ISSUER

5. RENEWAL OF AUTHORIZED SHARE CAPITAL				FOR	FOR	WITH	ISSUER

6.1-6.8. RE-ELECTION TO THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

7. RE-ELECTION OF THE AUDITORS ERNST& YOUNG AG				FOR	FOR	WITH	ISSUER

AEGON NV ORD

Ticker:	AEG	Meeting Date:	5/15/2013
CUSIP	007924103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
3.2. ANNUAL ACCOUTNS 2012				FOR	FOR	WITH	ISSUER

4. PROPOSAL TO APPROVE THE DIVIDEND 2012				FOR	FOR	WITH	ISSUER

5. RELEASE MEMBERS OF EXECUTIVE BAORD FORM LIABILITY OF THEIR DUTIES				FOR	FOR	WITH	ISSUER

6. PROPOSAL TO RELEASE THE MEMBERS OF THE SUPERVISORY BOARD FROM LIABILITY FOR THEIR				FOR	FOR	WITH	ISSUER
DUTIES

7.1. PROPOSAL TO APPOINT THE INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

7.2. PROPOSAL TO APPOINT INDEPENDENT AUDITOR FOR THE ANNUAL ACCOUNTS FOR 2014-2016				FOR	FOR	WITH	ISSUER
PROPOSAL TO REAPPOINT SUPERVISORY BOARD

8. ADOPT AMENDMENTS TO THE CAPITAL STRUCTURE, INCLUDING AN AMENDMENT TO THE ARTICLES				FOR	FOR	WITH	ISSUER
OF INCORPORATION

9. ADOPT AMENDMENTS TO THE SUPERVISORY BOARD REMUNERATION POLICY				FOR	FOR	WITH	ISSUER

10. APPOINT MR. DARRYL D. BUTTON TO THE EXECUTIVE BOARD				FOR	FOR	WITH	ISSUER

11. REAPPOINT MR. SHEMAYA TO THE SUPERVISORY BOARD				FOR	FOR	WITH	ISSUER

12. APPOINT MRS. DONA D. YOUNG TO THE SUPERVISORY BOARD				FOR	FOR	WITH	ISSUER

13. AUTHORIZE EXECUTIVE BOARD TO ISSUE COMMON SHARES				FOR	FOR	WITH	ISSUER

14. AUTH EXECUTIVE BOARD TO RESTRICT OR EXCLUDE PRE-EMPTIVE RIGHTS UPON ISSUING				FOR	FOR	WITH	ISSUER
COMMON SHARES

15. AUTH EXECUTIVE BOARD TO ISSUE COMMON SHARES UNDER INCENTIVE PLANS				FOR	FOR	WITH	ISSUER

16. AUTH EXECUTIVE BOARD TO ACQUIRE SHARES INTE H COMPANY				FOR	FOR	WITH	ISSUER

AMERICA MOVIL

Ticker:	AMX	Meeting Date:	4/22/2013
CUSIP	02364W105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPOINTMENT OR RE-ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

2.APPOINTMENT OF THE DELEGATES TO EXECUTE, AND IF APPLICABLE, FORMALIZE THE				FOR	FOR	WITH	ISSUER
RESOLUTIONS ADOPTED BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.

AMERICAN INTERNATIONAL GROUP, INC.

Ticker:	AIG	Meeting Date:	5/15/2013
CUSIP	026874784

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.a-1.m. ELECTON OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO APPROVE AIG, INC. OMNIBUS INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

3. TO VOTE UPON A NON-BINDING SHAREHOLDER RESOLUTION TO APPROVE EXECUTIVE				FOR	FOR	WITH	ISSUER
COMPENSATION

4. TO RECOMMEND, BY NON-BINDING VOTE, THE FREQUENCY OF FUTURE EXECUTIVE COMENSATION				1 YEAR	1 YEAR	WITH	ISSUER
VOTES

5. TO ACT UPON A PROPOSAL TO RATIFY PRICEWATERHOUSE COOPERS AS THE INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013

6. TO ACT UPON SHAREHOLDER PROPOSAL RELATING TO RESTRICTING SERVICE ON OTHER BOARDS				AGAINST	AGAINST	WITH	STOCKHOLDER
BY DIRECTORS OF AIG

APPLE, INC.

Ticker:	AAPL	Meeting Date:	2/27/2013
CUSIP	037833100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. AMENDMENT OF APPLE'S RESTATED ARTICLES OF INCORPORATION TO ELIMINATE CERTAIN				FOR	FOR	WITH	ISSUER
LANGUAGE REGARDING TERM OF OFFICE

3. RATIFICATION OF APPOINTMENT OF EARNT & YOUNG AS INDEPENDENT REGISTERED ACCOUNTING				FOR	FOR	WITH	ISSUER
FIRM FOR 2013

4. A NON-BINDING ADVISORY RESOLUTION TO APPORVE EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

5. SHAREHOLDER PROPOSAL ENTITLED "EXEUTIVES TO RETAIN SIGNIFICANT STOCK"				AGAINST	AGAINST	WITH	STOCKHOLDER

6. SHAREHOLDER PROPOSAL ENTITLED "BOARD COMMITTEE ON HUMAN RIGHTS"				AGAINST	AGAINST	WITH	STOCKHOLDER

BANK OF AMERICA CORP.

Ticker:	BAC	Meeting Date:	5/8/2013
CUSIP	060505104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1M. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. ADVISORY (NON-BINDING) "SAY ON PAY" VOTE TO APPROVE EXEUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

3. RATIFICATION OF THE REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2013				FOR	FOR	WITH	ISSUER

4. REPORT ON POLITICAL CONTRIBUTIONS				AGAINST	AGAINST	WITH	STOCKHOLDER

5. PROXY ACCESS				AGAINST	AGAINST	WITH	STOCKHOLDER

6. MULTIPLE BOARD SERVICE				AGAINST	AGAINST	WITH	STOCKHOLDER

7. POLITICAL CONTRIBUTIONS				AGAINST	AGAINST	WITH	STOCKHOLDER

8. MORTGAGE SERVICING				AGAINST	AGAINST	WITH	STOCKHOLDER

BNP PARIBAS

Ticker:	BNPQY	Meeting Date:	5/15/2013
CUSIP	05565A202

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF PARENT COMPANY FINANCIAL STATEMENTS FOR 2012				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE CONSOLIDATED STATEMENTS FOR 2012				FOR	FOR	WITH	ISSUER

3. APPROPRIATION OF NET INCOME FOR FISCAL YEAR ENDED 2012 AND DISTRIBUTION OF DIVIDENDS				FOR	FOR	WITH	ISSUER

4. SPECIAL REPORT OF THE STATUTORY AUDITORS ON THE AGREEMENTS AND COMMITMENTS SET				FOR	FOR	WITH	ISSUER
OUT IN THE ARTICLES

5. AGREEMENT BETWEEN BNP PARIBAS AND CHIEF EXECUTIVE OFFICER JEAN -LAURENT BONNAFE				FOR	FOR	WITH	ISSUER

6. AUTHORISATION FOR BNP PARIBAS TO BUY BACK ITS OWN SHARES				FOR	FOR	WITH	ISSUER

7.-9. RE-ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

10.-11. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

12. STATUTORY COURT FILING BY THE STATUTORY AUDITORS				FOR	FOR	WITH	ISSUER

13. SIMPLIFICATION AND ADAPTATION OF THE ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

14. AUTH. FOR THE BOARD OF DIRECTORS TO REDUCE THE SHARE CAPITAL BY CANCELLING SHARES				FOR	FOR	WITH	ISSUER

15. POWERS TO COMPLETE LEGAL FORMALITIES				FOR	FOR	WITH	ISSUER

CHINA MOBILE LTD.

Ticker:	CHL	Meeting Date:	5/30/2013
CUSIP	16941M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE AND CONSIDER AUDITED FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

2. DECALRE FINAL DIVIDEND FOR 2012				FOR	FOR	WITH	ISSUER

3A-C. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

4. RE-APPOINT PRICEWATERHOUSE COOPERS AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

5. GENERAL MANDATE TO DIRECTORS TO REPURCAHSE SHARES IN COMPANY				FOR	FOR	WITH	ISSUER

6. GENERAL MANDATE TO DIRECTORS TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES				FOR	FOR	WITH	ISSUER

7. TO EXTEND GENERAL MADATE GRANTED TO DIRECTORS TO ISSUE, ALLOT, AND DEAL WITH SHARES				FOR	FOR	WITH	ISSUER
BY THE NUMBER OF SHARES REPURCHASED

CISCO SYSTEMS, INC.

Ticker:	CSCO	Meeting Date:	11/15/2012
CUSIP	17275R102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a.-1m. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AMENDMENT AND RESTATEMENT OF THE EXECUTIVE INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

3. APPROVAL ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. RATIFICATION OF PRICEWATERHOUSE COOPERS AS INDEPENDENT REGISTERED PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING

5. APPROVAL TO HAVE THE BOARD ADOPT A POLICY TO HAVE AN INDEPENDENT BOARD CHAIRMAN				AGAINST	AGAINST	WITH	STOCKHOLDER
WHENEVER POSSIBLE

6. APPROVAL TO REQUEST CISCO MANAGEMENT TO PREPARE A REPORT ON "CONFLICT MINERALS"				AGAINST	AGAINST	WITH	STOCKHOLDER
IN THE SUPPLY CHAIN

CITIGROUP

Ticker:	C	Meeting Date:	4/24/2013
CUSIP	172967424

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a-1k. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNT-				FOR	FOR	WITH	ISSUER
ING FIRM FOR 2013

3. ADVISORY APPROVAL OF CITI'S 2012 EXECTUIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. AMENDMENT TO THE CITIGROUP 2009 STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

5. PROPOSAL REQUESTING THAT EXECUTIVESRETAIN A SIGNIFICANT PORTION OF THEIR STOCK UNTIL				AGAINST	AGAINST	WITH	STOCKHOLDER
REACHING NORMAL RETIREMENT AGE

6. REQUEST FOR A REPORT ON LOBBYING AND GRASSROOTS LOBBYING CONTIBUTIONS				AGAINST	AGAINST	WITH	STOCKHOLDER

7. PROPSAL REQUESTING THE BOARD INSTITUTE A POLICY TO MAKE IT MORE PRACTICAL TO DENY				AGAINST	AGAINST	WITH	STOCKHOLDER
INDEMNIFICATION FOR DIRECTORS

CNOOC LTD.

Ticker:	CEO	Meeting Date:	5/24/2013
CUSIP	126132109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A1. RECEIVE AND CONSIDER AUDITED STATEMENTS				FOR	FOR	WITH	ISSUER

A2. DECLARE DIVIDEND				FOR	FOR	WITH	ISSUER

A3-A5. RE-ELECT OFFICERS				FOR	FOR	WITH	ISSUER

A6. AUTH BOARD TO FIX THE REMUNERATION OF EACH OF THE DIRECTORS				FOR	FOR	WITH	ISSUER

A7. APPOINT THE INDEPENDENT AUDITOR DELOITTE & TOUCHE TOHMATSU				FOR	FOR	WITH	ISSUER

B1. TO GRANT GENERAL MANDATE TO DIRECTORS TO REPURCHASE SHARES IN THE CAPITAL				FOR	FOR	WITH	ISSUER

B2. GRANT A GENERAL MANDATE TO ISSUE, ALLOT, AND DEAL WITH ADDITIONAL SHARES IN CAPITAL				FOR	FOR	WITH	ISSUER

B3. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO ISSUE, ALLOT AND DEAL				FOR	FOR	WITH	ISSUER
WITH SHARES IN CAPITAL OF THE COMPANY

COMPANHIA DE BEBIDAS

Ticker:	ABV	Meeting Date:	4/29/2013
CUSIP	20441W203

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF THE MEMBERS OF THE COMPANY'S FISCAL COUNCIL AND THEIR RESPECTIVE				FOR	FOR	WITH	ISSUER
ALTERNATES

CORNING INC.

Ticker:	GLW	Meeting Date:	4/25/2013
CUSIP	219350105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-L. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPROVAL OF EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

3. RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM

EXXON MOBIL CORPORATION

Ticker:	XOM	Meeting Date:	5/29/2012
CUSIP	30231G102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.1-1.13. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. INDEPENDENT CHAIRMAN				AGAINST	AGAINST	WITH	STOCKHOLDER

5. MAJORITY VOTE FOR DIRECTORS				AGAINST	AGAINST	WITH	STOCKHOLDER

6. LIMIT DIRECTORSHIPS				AGAINST	AGAINST	WITH	STOCKHOLDER

7. REPORT ON LOBBYING				AGAINST	AGAINST	WITH	STOCKHOLDER

8. POLITICAL CONTRIBUTIONS POLICY				AGAINST	AGAINST	WITH	STOCKHOLDER

9. AMENDMENT OF EEO POLICY				AGAINST	AGAINST	WITH	STOCKHOLDER

10. REPORT ON NATURAL GAS PRODUCTION				AGAINST	AGAINST	WITH	STOCKHOLDER

11. GREENHOUSE GAS EMISSIONS GOALS				AGAINST	AGAINST	WITH	STOCKHOLDER

FRANCE TELECOM

Ticker:	FTE	Meeting Date:	5/28/2013
CUSIP	35177Q105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF NON-CONSOLIDATED FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE CONSOLIDATED STATEMENTS FOR 2012				FOR	FOR	WITH	ISSUER

3. ALLOCATION OF INCOME FOR THE FISCAL YEAR ENDED DECEMBER 31, 2012				FOR	FOR	WITH	ISSUER

4. AGREEMENTS REFERRED TO IN ARTICLE L. OF FRENCH COMMERCIAL CODE				FOR	FOR	WITH	ISSUER

5. APPOINTMENTS OF THE FONDS STRATEGIQUE D'INVESTISSEMENT AS A NEW DIRECTOR				FOR	FOR	WITH	ISSUER

6. AUTH TO BE GRANTED TO THE BOARD OF DIRECTORS TO PURCHASE OR TRANSFER SHARES OF				FOR	FOR	WITH	ISSUER
THE COMPANY

7. CHANGE IN THE COMPAN'S NAME				FOR	FOR	WITH	ISSUER

8-10. AMENDMENTS TO ARTICLE 13				FOR	FOR	WITH	ISSUER

11. DELEGTION OF AUTHORITY TO THE BAORD OF DIRECTORS TO ISSUE SHARES OF THE COMPANY				FOR	FOR	WITH	ISSUER
WITH PRE-EMPTIVE RIGHTS

12. DELEGTION OF AUTHORITY TO THE BAORD OF DIRECTORS TO ISSUE SHARES OF THE COMPANY				FOR	FOR	WITH	ISSUER
WITHOUT PRE-EMPTIVE RIGHTS

13. DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS TO ISSUE SHARES PF THE COMPANY				FOR	FOR	WITH	ISSUER
OR A SUBSIDIARY WITHOUT SHAREHOLDER PRE-EMPTIVE SUBSCRIPTION RIGHTS

14. AUTH TO BAORD OF DIRECTORS TO INCREASE THE NUMBER OF ISSUEABLE SECURITIES				FOR	FOR	WITH	ISSUER

15. DELEGATION OF AUTHORITY TO THE BOARD TO ISSUE SHARES AND SECURITIES GIVING ACCESS				FOR	FOR	WITH	ISSUER
TO SHARES, WITHOUT PRE-EMPTIVE SUBSCRIPTION RIGHTS, IN THE EVENT OF A PUBLIC EXCHANGE OR
OFFER INITIATED BY THE COMPANY

16. DELEGATION OF POWERS TO THE BOARD TO ISSUE SHARES AND SECURITIES GIVING ACCESS TO				FOR	FOR	WITH	ISSUER
SHARES WITHOUT SHAREHOLDER PRE-EMPTIVE RIGHTS

17. DELEGATION OF POWERS TO THE BOARD OF DIRECTORS TO ISSUE SHARES RESERVED FOR				FOR	FOR	WITH	ISSUER
PERSONS THAT SIGNED A LIQUIDITY CONTRACT WITH THE COMPANY

18. OVERALL LIMIT OF AUTHORIZATIONS				FOR	FOR	WITH	ISSUER

19. DELEGATION TO THE BOARD TO INCREASE THE COMPANY'S CAPITAL BY CAPITALIZATION OF				FOR	FOR	WITH	ISSUER
RESERVES, PROFITS OR PREMIUMS

20. DELEGATIUON TO BOARD TO PROCEED WITH CAPITAL INCREASES RESERVED FR MEMBERS OF				FOR	FOR	WITH	ISSUER
SAVINGS PLANS WITHOUT SHAREHOLDER PRE-EMPTIVE RIGHTS

21. AUTH. TO THE BOARD OF DIRECTORS TO REDUCE THE SHARE CAPITAL THROUGH CANCELLATION				FOR	FOR	WITH	ISSUER
OF SHARES

22. POWERS FOR FORMALITITES				FOR	FOR	WITH	ISSUER

GOOGLE INC.

Ticker:	GOOG	Meeting Date:	6/6/2013
CUSIP	38259P508

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.10. ELECTON OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFY THE SELECTION OF ERNST & YOUNG AS NDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. REPORT ON LEAD BATTERIES IN GOOGLES SUPPLY CHAIN				AGAINST	AGAINST	WITH	STOCKHOLDER

4. EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING				AGAINST	AGAINST	WITH	STOCKHOLDER

5. REGARDING EXECUTIVE STOCK RETENTION				AGAINST	AGAINST	WITH	STOCKHOLDR

6. SUCCESSION PLANNING				AGAINST	AGAINST	WITH	STOCKHOLDER

HEWLETT -PACKARD COMPANY

Ticker:	HPQ	Meeting Date:	3/20/2013
CUSIP	428236103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-K. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. AMEND HP'S AMENDED AND RESTATED BYLAWS TO PERMIT STOCKHOLDER PROXY ACCESS				FOR	FOR	WITH	ISSUER

5. APPROVAL OF THE SECOND AMENDED AND RESTAED HEWLETT-PACKARD COMPANY 2004 STOCK				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN

6. FORMATION OF A HUMAN RIGHTS COMMITTEE				AGAINST	AGAINST	WITH	STOCKHOLDR

7. "2013 HEWLETT-PACKARD RESOLUTION ON HUMAN RIGHTS POLICY"				AGAINST	AGAINST	WITH	STOCKHOLDER

8. EXECUTIVES TO RETAIN SIGNIFICANT STOCK				AGAINST	AGAINST	WITH	STOCKHOLDR

LUKOIL

Ticker:	LUKOY	Meeting Date:	6/27/2013
CUSIP	677862104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF ANNUAL REPORT				FOR	FOR	WITH	ISSUER

2. ELECTION OF THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

3.1-3.3. ELECTION OF AUDIT COMMISSION				FOR	FOR	WITH	ISSUER

4.1-4.2. REMUNERATION TO BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

5.1-5.2. REMUNERTATION TOT AUDIT COMMITTEE				FOR	FOR	WITH	ISSUER

6. APPROVE INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

7. APPROVE AMENDMENTS AND ADDENDA TO THE CHARTER OF OPEN JOINT STOCK COMPANY "OIL				FOR	FOR	WITH	ISSUER
COMPANY "LUKOIL"

8. APPROVE AN INTERESTED PARTY TRANSACTION				FOR	FOR	WITH	ISSUER

MASTERCARD INC.

Ticker:	MA	Meeting Date:	6/18/2013
CUSIP	57636Q104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1l. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. ADVISORY VOTE ON EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLC AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM

MICROSOFT CORPORATION

Ticker:	MSFT	Meeting Date:	11/28/2012
CUSIP	594918104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.-9. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

10. ADVISORY VOE ON NAMED EXECUTIVE OFFICER COMPENSATION				FOR	FOR	WITH	ISSUER

11. APPROVAL OF EMPLOYEE STOCK PURCHASE PLAN				FOR	FOR	WITH	ISSUER

12. RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

13. ADOPT CUMULATIVE VOTING				AGAINST	AGAINST	WITH	STOCKHOLDR

MITSUBISHI UFJ FINANCIAL

Ticker:	MTU	Meeting Date:	6/27/2013
CUSIP	606822104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROPRIATION OF SURPLUS				FOR	FOR	WITH	ISSUER

2. PARTIAL AMENDMENT TO ARTICLES OF INCORPORATION				FOR	FOR	WITH	ISSUER

3.1-3.15. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

4.16-4.19. ELECTION OF FOUR CORPORATE AUDITORS				FOR	FOR	WITH	ISSUER

NATIONAL OILWELL VARCO, INC.

Ticker:	NOV	Meeting Date:	5/22/2013
CUSIP	637071101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1F. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

3. APPROVE, BY NON-BINDING VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS				FOR	FOR	WITH	ISSUER

4. APPROVE AMENDMENTS TO THE LONG-TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

5. APPROVE THE ANNUAL CASH INCENTIVE PLAN FOR EXECUTIVE OFFICERS				FOR	FOR	WITH	ISSUER

P.T. TELEKOMUNIKASI INDONESIA

Ticker:	TLK	Meeting Date:	4/19/2013
CUSIP	715684106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF ANNUAL REPORT				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

3. APPROPRIATION OF NET INCOME FOR 2012 FINANCIAL YEAR				FOR	FOR	WITH	ISSUER

4. DETERMINATION OF REMUNERATION FOR MEMBERS OF THE BOARD AND THE BOARD OF				FOR	FOR	WITH	ISSUER
COMMISSIONERS FOR 2013

5. APPOINTMENT OF PUBLIC ACCOUNTING FIRM FOR 2013				FOR	FOR	WITH	ISSUER

6. CHANGES TO THE COMPANYS PLAN FOR USE OF THE TREASURY STOCK				FOR	FOR	WITH	ISSUER

7. CHANGE OF NOMENCLATURE TITLE OF THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

8. RATIFICATION OF MINISTER OF STATE-OWNED ENTERPRISE REGULATION				FOR	FOR	WITH	ISSUER

9. AMENDMENT TO THE ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

10. CHANGES IN COMPOSITION OF BOARD OF THE COMPANY				FOR	FOR	WITH	ISSUER

STAPLES, INC.

Ticker:	SPLS	Meeting Date:	6/3/2013
CUSIP	855030102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a.-1m. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPROVAL, ON ADVISORY BASIS, OF NAMED EXECUTIVE OFFICER COMPENSATION				FOR	FOR	WITH	ISSUER

3. RATIFICATION OF THE SELECTION BY THE AUDIT COMMITTEE OF ERNST & YOUNG LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED ACCOUNTING FIRM

4. NON-BINDING PROPOSAL TO PROVIDE PROXY ACCESS FOR STOCKHOLDERS HOLDING 1% OF				AGAINST	AGAINST	WITH	STOCKHOLDER
COMMON STOCK FOR ONE YEAR

5. NON-BINDING PROPOSAL REQUIRING COMPANY TO HAVE AN INDEPENDENT CHAIRMAN				AGAINST	AGAINST	WITH	STOCKHOLDER

TELEFONICA S.A.

Ticker:	TEF	Meeting Date:	5/30/2013
CUSIP	879382208

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. EXAMINATION AND APPROVAL OF THE INDIVIDUAL ANNUAL ACCOUNTS, CONSOLIDATED FINANCIAL				FOR	FOR	WITH	ISSUER
STATEMENTS AND THE MANAGEMNET REPORT

2a-2f. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

3. RE-ELECTION OF THE AUDITOR FOR FISCAL YEAR 2013				FOR	FOR	WITH	ISSUER

4a-4c. AMENDMENT AND APPROVAL OF CONSOLIDATED BYLAWS				FOR	FOR	WITH	ISSUER

5. AMENDMENT OF CONSOLIDATED REGULATIONS FOR THE GENERAL SHAREHOLDERS MEETING				FOR	FOR	WITH	ISSUER

6. SHAREHOLDER COMPENSATION, DISTRIBUTION OF DIVIDENDS WITH A CHARGE TO UNRESTRICTED				FOR	FOR	WITH	ISSUER
RESERVES

7. DELEGATION TO THE BOARD THE POWER TO ISSUE, DEBENETURES, BONDS, NOTES AND OTHER				FOR	FOR	WITH	ISSUER
FIXED INCOME SECURITIES.

8. DELEGATION TO THE BOARD POWERS TO FORMALIZE, INTERPRET, CORRECT AND IMPLEMENT THE				FOR	FOR	WITH	ISSUER
RESOLUTIONS ADOPTED BY THE SHAREHOLDERS AT THE GENERAL SHAREHOLDERS' MEETINGS

9. CONSULTATIVE VOTE ON THE REPORT ON DIRECTOR COMPENSATION POLICY OF TELEFONICA SA.				FOR	FOR	WITH	ISSUER

10. CONSULTATIVE VOTE ON THE REPORT OF DIRECTOR COMPENSATION POLICY				FOR	FOR	WITH	ISSUER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson, President

Date:          Aug. 23, 2013